Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

10. Related Party Balance and Transactions

The following is a list of related parties which the Company has balances/transactions with:

(a)	Mr. Tak Wing, Ho, a director of the Company, who tended his resignation as a director and the Chief Financial Officer of PTL Limited effective from August 1, 2025.

(b)	Tri Co Trading Co., Limited, controlled by Mr. Chi Nap, Yau, who was a former director of Petrolink Hong Kong from November 1, 2022 to March 7, 2023.

(c)	PTLE Limited, an immediate holding company of the Company.

a.	Due from a related party

As of June 30, 2025 and December 31, 2024, the balance of amount due from a related party was as follows:

	June 30, 2025	December 31, 2024
PTLE Limited (c) (1)	$11,825	$10,839
	$11,825	$10,839

(1)	The balance as of June 30, 2025 and December 31, 2024 represented the advances to PTLE Limited (c) for operational purpose. The amount was unsecured, interest-free and repayable on demand.

b.	Related party transactions

The Company sells marine fuel to Tri Co Trading Co., Limited (b). For the six months ended June 30, 2025, 2024 and 2023, the sales of marine fuel to Tri Co Trading Co., Limited (b) were nil, nil and $3,731,638, respectively.